Income Taxes Deferred Tax Table (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Predecessor
Deferred tax assets:
Net operating losses and tax credit carryforwards	$ 6,745	$ 2,733
Deferred revenue	2,575	2,130
Solar energy systems	44,218	33,182
Total deferred tax assets	53,538	38,045
Deferred tax liabilities:
Property and equipment	21,546	18,082
Solar energy systems	36,425	24,378
Other	2,039	57
Total deferred tax liabilities	60,010	42,517
Net deferred tax liabilities	$ 6,472	$ 4,472